Loans Payable – Related Parties - Schedule of Loans Payable – Related Parties (Details) - Related Party [Member] - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties	$ 3,313,865	$ 420,619
Less: loans payable – related parties, current portion	(2,347,809)
Loans payable – related parties, net of current portion	966,056	420,619
July 2023 Loan [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties		75,619
August 2023 Loan [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties	26,442	75,000
September 2023 Loan [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties		270,000
Shareholder 2024 Loans [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties	1,353,639
March 2024 Loan [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties	291,305
March 2024 Facility [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties	429,131
July 2024 Loan [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties	$ 1,213,348